Revenues - Change in accounts receivable from contracts with customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues
Accounts receivable	¥ 201,606		¥ 194,399
Less: allowance for doubtful accounts	(15,559)		(32,298)	¥ (19,468)
Accounts receivable, net	¥ 186,047	$ 25,488	¥ 162,101